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                            BRINSON MONEY MARKET FUND

               Supplement to the Prospectus dated November 5, 2001


                                                                   April 8, 2002


Dear Investor,

This is a supplement to the prospectus of Brinson Money Market Fund (the "Fund"), a series of Brinson Master Series, Inc. (the "Corporation"). The purpose of this supplement is to notify you of (1) changes to the names of the Corporation and the Fund, and (2) changes to the name of the company that serves as the Fund's investment advisor, administrator and principal underwriter.

     1.  Corporation and Fund Name Changes.

         o Effective April 8, 2002, Brinson Master Series, Inc. has changed its name to "UBS Master Series, Inc."


         o Effective April 8, 2002, Brinson Money Market Fund has changed its name to "UBS Money Market Fund."


     2.  Investment Advisor, Administrator and Principal Underwriter Name
         Change.

         Effective April 8, 2002, Brinson Advisors, Inc., the fund's investment advisor, administrator and principal underwriter has changed its name to "UBS Global Asset Management (US) Inc." References to "Brinson Advisors, Inc." are replaced with "UBS Global Asset Management (US), Inc." References to "Brinson Advisors" are replaced with "UBS Global AM."




                                                                   Item # ZS-132




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                            BRINSON MONEY MARKET FUND

  Supplement to the Statement of Additional Information dated November 5, 2001

                                                                   April 8, 2002


Dear Investor,

This is a supplement to the Statement of Additional Information of Brinson Money Market Fund (the "Fund"), a series of Brinson Master Series, Inc. (the "Corporation"). The purpose of this supplement is to notify you of (1) changes to the names of the Corporation and the Fund, and (2) changes to the name of the company that serves as the Fund's investment advisor, administrator and principal underwriter and the name of a related firm.

      1. Corporation and Fund Name Changes.

         o Effective April 8, 2002, Brinson Master Series, Inc. has changed its name to "UBS Master Series, Inc."

         o Effective April 8, 2002, Brinson Money Market Fund has changed its name to "UBS Money Market Fund."

         o Under "Prior Names" on page 27, the following is added before the first sentence:

           "Prior to April 8, 2002, the name of the Corporation was "Brinson Master Series, Inc."


      2. Name Changes - Investment Advisor, Administrator and Principal Underwriter and a Related Firm.

         Effective April 8, 2002, Brinson Advisors, Inc., the Fund's investment advisor, administrator and principal underwriter has changed its name to "UBS Global Asset Management (US) Inc." References to "Brinson Advisors, Inc." are replaced with "UBS Global Asset Management (US), Inc." References to "Brinson Advisors" are replaced with "UBS Global AM."

         Also, effective April 8, 2002, Brinson Partners, Inc., an affiliate of UBS Global Asset Management (US) Inc., is changing its name to "UBS Global Asset Management (Americas) Inc." Any references in the Statement of Additional Information to "Brinson Partners, Inc." are replaced with "UBS Global Asset Management (Americas) Inc." References to "Brinson Partners" are replaced with "UBS Global AM (Americas)."




                                                                   Item # ZS-133